Details of Significant Accounts - Summary of Accounts Receivable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 506	$ 15,120	$ 9,343
Gross Carrying Amount
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	1,112	33,252	27,475
Allowance for doubtful accounts
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ (606)	$ (18,132)	$ (18,132)